DERIVATIVE FOR SETTLEMENT AGREEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Derivative For Settlement Agreement
SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY

Details of the fair value of the derivative liability and the assumptions used in the Black-Scholes option pricing model are as follows:

	December 31, 2024	May 27, 2024
Weighted average fair value of derivative	US $ 0.59	US$ 0.50
Risk-free interest rate	2.93%	4.12%
Estimated life (in years)	2.42	3
Expected volatility	107.47%	110.01%
Expected dividend yield	0%	0%

SCHEDULE OF CHANGES IN DERIVATIVE LIABILITY

The following table presents the changes in the derivative liability during the period:

Balance as of December 31, 2023	$
Issuance of derivative		308,862
Changes in fair value of derivative		69,955
Balance as of December 31, 2024		$378,817
Changes in fair value of derivative		643,519
Value of subordinate voting shares issued to co-owner		(830,452)
Balance as of December 31, 2025		$191,884